Transactions With Related Parties - Additional Information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Nov. 04, 2024	Jan. 31, 2024	Jul. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Management fee, per day, per vessel				$ 280
Due to related parties, current, total				388,130	$ 955,567
Proceeds From Unconsolidated Joint Ventures And Subsidiaries Classified As Financing Activities				0	11,847	$ 4,428,713
Related party transaction, purchases from related party			$ 117,000,000
Advances paid for the acquisition of vessels				$ 0	$ 23,414,570
Other Liability, Current, Related Party, Type [Extensible Enumeration]				Related Party [Member]	Related Party [Member]
Related Party Transaction, Purchases from Related Party			$ 117,000,000
Payment to vendors to acquire vessels		$ 93,600,000
Eco Wizard [Member]
Related Party Transaction [Line Items]
Supervision fees					$ 550,000
Gas Defiance [Member]
Related Party Transaction [Line Items]
Related party transaction, purchases from related party	$ 9,500,000
Related Party Transaction, Purchases from Related Party	$ 9,500,000
Joint Venture [Member]
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage				50.10%
The Manager [Member]
Related Party Transaction [Line Items]
Management fee, per day, per vessel				$ 440
Management fee, per day, per vessel, under bareboat charter				125
Crew management fee, per month, per vessel				$ 2,500
Sales and purchase broker commission fee, percentage				1.00%
Due to related parties, current, total				$ 388,130	943,720
Proceeds From Unconsolidated Joint Ventures And Subsidiaries Classified As Financing Activities				$ 0	$ 11,847
Other Liability, Current, Related Party, Type [Extensible Enumeration]				Related Party [Member]	Related Party [Member]
The Manager [Member] | Additional Charge Per Day When Visits Exceed Five Days In Twelve Month Period [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				$ 500
Operating Cost and Expense, Related Party, Type [Extensible Enumeration]				Related Party [Member]